UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate

Bond Portfolio

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S—40.2%
Fixed Rate 30-Year—32.3%
Federal Gold Loan Mortgage Corp.
6.00%, TBA	$2,795	$2,772,291
Series 2005
4.50%, 8/01/35—10/01/35 (a)	1,467	1,337,849
Federal Home Loan Mortgage Corp.
Series 2005
4.50%, 11/01/35 (a)	840	766,386
Series 2007
7.00%, 2/01/37 (a)	1,459	1,498,720
Federal National Mortgage Association
6.00%, TBA	1,150	1,139,219
6.50%, TBA	5,685	5,741,850
Series 2003
5.50%, 3/01/33—7/01/33 (a)	4,420	4,290,387
Series 2004
5.50%, 4/01/34—11/01/34 (a)	2,136	2,071,437
Series 2005
5.50%, 2/01/35—7/01/35 (a)	3,374	3,271,874
Series 2006
5.00%, 2/01/36 (a)	3,175	2,987,276
5.50%, 1/01/36—5/01/36 (a)	7,479	7,242,134
6.50%, 9/01/36 (a)	3,243	3,276,467
Series 2007
5.50%, 5/01/36 (a)	1,274	1,233,966

		37,629,856

Agency ARMS—3.0%
Federal Home Loan Mortgage Corp.
Series 2006
5.979%, 1/01/37 (a)(b)	577	580,433
Series 2007
5.971%, 12/01/36 (a)(b)	421	425,324
6.056%, 12/01/36 (a)(b)	568	571,807
Federal National Mortgage Association
Series 2006
5.478%, 5/01/36 (a)(b)	162	162,361
5.802%, 3/01/36 (a)(b)	596	600,139
5.925%, 6/01/36 (a)(b)	417	419,623

Series 2007
5.772%, 1/01/37 (a)(b)	810	813,692

		3,573,379

Fixed Rate 15—Year—2.6%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21 (a)	851	825,884
Federal National Mortgage Association
Series 2005
5.00%, 9/01/20—12/01/20 (a)	2,247	2,191,048

		3,016,932

Non-Agency ARMS—2.3%
Banc of America Funding Corp.
Series 2007—C, Class 1A3
5.763%, 5/20/36 (a)(b)	541	541,401
Citigroup Mortgage Loan Trust, Inc.
Series 2005—2, Class 1A4
5.107%, 5/25/35 (a)(c)	628	616,002
Series 2006—AR1, Class 3A1
5.50%, 3/25/36 (a)(b)	755	758,877
Indymac Index Mortgage Loan Trust
Series 2006—AR7, Class 4A1
6.237%, 5/25/36 (a)(c)	325	326,108
Residential Funding Mortgage Securities, Inc.
Series 2005—SA3, Class 3A
5.249%, 8/25/35 (a)(c)	411	404,575

		2,646,963

Total Mortgage Pass - Thru’s (cost $47,599,686)		46,867,130

CORPORATES—INVESTMENT GRADES—17.6%
Industrial—10.4%
Basic—0.7%
The Dow Chemical Co.
7.375%, 11/01/29 (a)	20	21,596
International Paper Co.
5.30%, 4/01/15 (a)	235	220,913
International Steel Group, Inc.
6.50%, 4/15/14 (a)	150	147,910
Lubrizol Corp.
4.625%, 10/01/09 (a)	150	147,330
Westvaco Corp.
8.20%, 1/15/30 (a)	85	87,341
Weyerhaeuser Co.
5.95%, 11/01/08 (a)	202	203,309

		828,399

Capital Goods—0.7%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (a)(d)	216	229,312
Textron Financial Corp.
4.125%, 3/03/08 (a)	160	158,939
Tyco International Group, SA
6.00%, 11/15/13 (a)	195	196,595
Waste Management, Inc.
6.875%, 5/15/09 (a)	250	256,442

		841,288

Communications—Media—1.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	86	87,822
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(d)	270	262,912
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	174	218,685
Comcast Cable Communications LLC
6.875%, 6/15/09 (a)	287	293,972
Comcast Corp.
5.50%, 3/15/11 (a)	313	311,745
News America, Inc.
6.55%, 3/15/33 (a)	142	137,978
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	85	77,845
Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	325	374,563
WPP Finance Corp.
5.875%, 6/15/14 (a)	149	150,106

		1,915,628

Communications—Telecommunications—3.7%
AT&T Corp.
8.00%, 11/15/31 (a)	80	95,365
British Telecommunications PLC
8.375%, 12/15/10 (a)	524	574,388
Embarq Corp.
6.738%, 6/01/13 (a)	25	25,427
7.082%, 6/01/16 (a)	470	469,569
New Cingular Wireless Services, Inc.
7.875%, 3/01/11 (a)	225	241,885
8.75%, 3/01/31 (a)	126	155,935
Qwest Corp.
7.875%, 9/01/11 (a)	285	289,275
8.875%, 3/15/12 (a)	210	220,762
Sprint Capital Corp.
8.375%, 3/15/12 (a)	626	685,589
Telecom Italia Capital SA
4.00%, 11/15/08—1/15/10 (a)	745	720,781
6.375%, 11/15/33 (a)	110	101,453
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	180	168,804

Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	220	221,472
Vodafone Group PLC
5.50%, 6/15/11 (a)	295	292,734

		4,263,439

Consumer Cyclical—Automotive—0.1%
DaimlerChrysler North America
4.875%, 6/15/10 (a)	137	134,208

Consumer Cyclical—Other—0.8%
Centex Corp.
5.45%, 8/15/12 (a)	309	285,864
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	224	220,582
7.875%, 5/01/12 (a)	235	244,752
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	35	30,559
6.875%, 11/15/12 (a)	120	117,324

		899,081

Consumer Non-Cyclical—1.8%
Altria Group, Inc.
7.75%, 1/15/27 (a)	220	260,056
Bunge Ltd Finance Corp.
5.10%, 7/15/15 (a)	130	119,771
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(d)	310	299,388
ConAgra Foods, Inc.
7.875%, 9/15/10 (a)	120	128,005
Reynolds American, Inc.
7.25%, 6/01/13 (a)	285	291,405
7.625%, 6/01/16 (a)	280	289,035
Safeway, Inc.
4.125%, 11/01/08 (a)	96	94,634
6.50%, 3/01/11 (a)	82	84,309
Tyson Foods, Inc.
6.85%, 4/01/16 (a)	290	294,232
Wyeth
5.50%, 2/01/14 (a)	233	229,192

		2,090,027

Energy—0.1%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	98	111,803

Technology—0.9%
Cisco Systems, Inc.
5.25%, 2/22/11 (a)	120	119,396
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13 (a)	357	349,737
IBM Corp.
4.375%, 6/01/09 (a)	75	74,059

Motorola, Inc.
6.50%, 9/01/25 (a)	165	155,537
7.50%, 5/15/25 (a)	30	31,302
7.625%, 11/15/10 (a)	28	29,502
Oracle Corp.
5.25%, 1/15/16 (a)	280	268,016

		1,027,549

		12,111,422

Financial Institutions—4.9%
Banking—2.7%
Bank of Tokoyo Mitsubishi UFJ L
7.40%, 6/15/11 (a)	100	107,781
Barclays Bank PLC
8.55%, 6/15/49 (a)(c)(d)	339	375,300
BOI Capital Funding Number 2
5.571%, 2/01/16 (a)(c)(d)	115	107,935
Huntington National Bank
4.375%, 1/15/10 (a)	183	179,182
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (a)(c)	115	110,235
RBS Capital Trust III
5.512%, 9/30/04 (a)(c)	358	343,423
Resona Preferred Global Securities
7.191%, 12/29/49 (a)(c)(d)	176	177,709
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (a)(c)(d)	107	101,615
UBS Preferred Funding Trust I
8.622%, 10/29/49 (a)(c)	230	250,256
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	172	178,829
Wachovia Capital Trust III
5.80%, 8/29/49 (a)(c)	235	230,477
Washington Mutual, Inc.
4.00%, 1/15/09 (a)	400	391,777
Wells Fargo & Co.
4.20%, 1/15/10 (a)	457	446,974
Zions Bancorporation
5.50%, 11/16/15 (a)	170	163,695

		3,165,188

Brokerage—0.3%
Bear Stearns Cos Inc/the
5.55%, 1/22/17 (a)	315	287,859

Finance—1.3%
American General Finance Corp.
4.625%, 5/15/09 (a)	530	525,383
Cit Group, Inc.
5.85%, 9/15/16 (a)	290	275,883
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	300	282,091

iStar Financial, Inc.
5.15%, 3/01/12 (a)	146	139,418
SLM Corp.
5.375%, 1/15/13 (a)	310	274,927

		1,497,702

Insurance—0.6%
Allstate Corp
6.125%, 5/15/37 (a)	280	265,205
Assurant, Inc.
5.625%, 2/15/14 (a)	92	88,973
Humana, Inc.
6.30%, 8/01/18 (a)	166	163,547
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(d)	167	161,348
WellPoint, Inc.
3.75%, 12/14/07 (a)	73	72,498

		751,571

		5,702,320

Utility—2.3%
Electric—1.8%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	345	360,489
Consumers Energy Co.
Series C
4.25%, 4/15/08 (a)	116	114,999
Exelon Corp.
6.75%, 5/01/11 (a)	280	288,975
FirstEnergy Corp.
Series C
7.375%, 11/15/31 (a)	279	303,307
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	162	164,306
Nisource Finance Corp.
7.875%, 11/15/10 (a)	154	164,268
Progress Energy, Inc.
7.10%, 3/01/11 (a)	109	114,581
Public Service Company of Colorado
7.875%, 10/01/12 (a)	176	195,191
TXU Australia Holdings
6.15%, 11/15/13 (a)(d)	283	288,511
Wisconsin Energy Corp.
6.25%, 5/15/67 (a)	140	132,880

		2,127,507

Natural Gas—0.5%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	94	100,172
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14 (a)	157	152,335
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)	310	290,152

		542,659

		2,670,166

Total Corporates—Investment Grades (cost $21,013,635)		20,483,908

COMMERCIAL MORTGAGE—BACKED SECURITIES—12.3%

Non-Agency Fixed Rate CMBS—12.0%
Banc of America Commercial Mortgage, Inc.
Series 2001—PB1, Class A2
5.787%, 5/11/35 (a)	303	305,670
Series 2004—4, Class A3
4.128%, 7/10/42 (a)	365	356,007
Series 2004—6, Class A2
4.161%, 12/10/42 (a)	480	467,083
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005—T18, Class A4
4.933%, 2/13/42 (a)(c)	610	574,182
Citigroup Commercial Mortgage Trust
Series 2004—C1, Class A4
5.355%, 4/15/40 (a)(c)	560	556,899
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003—CK2, Class A2
3.861%, 3/15/36 (a)	316	310,609
Series 2004—C1, Class A4
4.75%, 1/15/37 (a)(c)	180	170,353
Series 2005—C1, Class A4
5.014%, 2/15/38 (a)(c)	534	505,730
Credit Suisse Mortgage Capital Certificates
Series 2006—C3, Class A3
5.827%, 6/15/38 (a)(c)	555	552,612
GE Capital Commercial Mortgage Corp.
Series 2005—C3, Class A3FX
4.863%, 7/10/45 (a)	585	574,871
Greenwich Capital Commercial Funding Corp.
Series 2003—C1, Class A4
4.111%, 7/05/35 (a)	388	358,889
Series 2005—GG3, Class A2
4.305%, 8/10/42 (a)	642	625,651
GS Mortgage Securities Corp. II
Series 2004—GG2, Class A6
5.396%, 8/10/38 (a)(c)	375	366,244
Series 2007—GG10, Class A2
5.778%, 8/10/45 (a)	935	939,161
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005—LDP1, Class A4
5.038%, 3/15/46 (a)(c)	649	618,867

Series 2005—LDP3, Class A2
4.851%, 8/15/42 (a)	515	505,127
Series 2005—LDP4, Class A2
4.79%, 10/15/42 (a)	365	357,542
Series 2006—CB15, Class A4
5.814%, 6/12/43 (a)(c)	375	371,063
LB-UBS Commercial Mortgage Trust
Series 2003—C3, Class A4
4.166%, 5/15/32 (a)	555	514,337
Series 2004—C4, Class A4
5.303%, 6/15/29 (a)(c)	195	191,480
Series 2004—C8, Class A2
4.201%, 12/15/29 (a)	381	370,675
Series 2005—C1, Class A4
4.742%, 2/15/30 (a)	426	397,847
Series 2005—C7, Class A4
5.197%, 11/15/30 (a)(c)	435	415,527
Merrill Lynch Mortgage Trust
Series 2005—CKI1, Class A6
5.244%, 11/12/37 (a)(c)	360	345,810
Series 2005—MKB2, Class A2
4.806%, 9/12/42 (a)	785	772,776
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006—2, Class A4
5.91%, 6/12/46 (a)(c)	370	370,460
Morgan Stanley Capital I
Series 2005—HQ5, Class A4
5.168%, 1/14/42 (a)	944	904,424
Series 2005—T17, Class A5
4.78%, 12/13/41 (a)	405	378,957
Wachovia Bank Commercial Mortgage Trust
Series 2007—C32, Class A2
5.736%, 6/15/49 (a)	765	773,706

		13,952,559

Non-Agency Adjustable Rate CMBS—0.3%
GS Mortgage Securities Corp. II
Series 2007—EOP, Class E
5.80%, 3/06/20 (a)(b)(d)	145	144,456
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006—CB14, Class A4
5.481%, 12/12/44 (a)(c)	250	242,870

		387,326

Total Commercial Mortgage-Backed Securities (cost $14,674,531)		14,339,885

GOVERNMENT—RELATED—SOVEREIGNS—11.8%
Japan Government Two Year Bond
Series 253
0.80%, 2/15/09 (a)	JPY	201,000	1,694,323
Series 283
1.80%, 9/20/16 (a)		204,350	1,735,929
Series 48
0.70%, 6/20/10 (a)		494,900	4,129,734
Series 63
1.20%, 3/20/12 (a)		579,400	4,868,280
Government of Sweden
Series 1043
5.00%, 1/28/09 (a)	SEK	8,505	1,276,148

Total Government—Related—Sovereigns (cost $13,313,649)			13,704,414

ASSET—BACKED SECURITIES—5.0%
Home Equity Loans—Floating Rate - 2.9%
Asset Backed Funding Certificates
Series 2003—WF1, Class A2
6.07%, 12/25/32 (a)(b)		$169	169,515
Bear Stearns Asset Backed Securities, Inc.
Series 2005—SD1, Class 1A1
5.47%, 4/25/22 (a)(b)		41	40,766
Credit—Based Asset Servicing & Securities, Inc.
Series 2005—CB7, Class AF2
5.147%, 11/25/35 (a)(e)		330	327,922
GE-WMC Mortgage Securities LLC
Series 2005—2, Class A2B
5.49%, 12/25/35 (a)(b)		365	364,430
HFC Home Equity Loan Asset Backed Certificates
Series 2005—3, Class A1
5.58%, 1/20/35 (a)(b)		237	235,841
Series 2007—2, Class M1
5.63%, 7/21/36 (a)(b)		600	598,440
HSI Asset Securitization Corp. Trust
Series 2006—OPT2, Class 2A1
4.685%, 1/25/36 (a)(b)		125	124,656
Series 2006—OPT2, Class M2
5.71%, 1/25/36 (a)(b)		205	198,338
Newcastle Mtg
Series 2007
5.45%, 4/25/37 (a)		589	587,691
RAAC Series
Series 2006—SP3, Class A1
5.40%, 8/25/36 (a)(b)		170	169,948
Residential Asset Mortgage Products, Inc.
Series 2005—RS3, Class AIA2
5.49%, 3/25/35 (a)(b)		165	164,313
Saxon Asset Securities Trust
Series 2005—4, Class A2B
5.50%, 11/25/37 (a)(b)		264	263,420
Soundview Home Equity Loan Trust
Series 2007—OPT1, Class M6
6.52%, 6/25/37 (a)(b)		120	120,695

			3,365,975

Home Equity Loans—Fixed Rate—1.2%
Citifinancial Mortgage Securities, Inc.
Series 2003—1, Class AFPT
3.36%, 1/25/33 (a)(e)	150	138,095
Countrywide Asset-Backed Certificates
Series 2007—S1, Class A3
5.81%, 11/25/36 (a)	600	593,346
Credit-Based Asset Servicing & Securities, Inc.
Series 2003—CB1, Class AF
3.45%, 1/25/33 (a)(e)	316	299,389
Home Equity Mortgage Trust
Series 2006—1, Class A2
5.30%, 5/25/36 (a)(e)	160	157,280
Residential Funding Mortgage Securities II, Inc.
Series 2005—HI2, Class A3
4.46%, 5/25/35 (a)	243	240,552

		1,428,662

Other—Floating Rate—0.5%
Libertas Preferred Funding Ltd.
Series 2007—3A, Class 2
6.01%, 4/09/47 (a)(b)(d)	420	336,122
Petra CRE CDO
Series 2007—1A, Class C
6.459%, 2/25/47 (a)(d)	250	242,297

		578,419

Autos—Fixed Rate—0.3%
Capital Auto Receivables Asset Trust
Series 2005—SN1A, Class A3A
4.10%, 6/15/08 (a)	52	51,888
Capital One Prime Auto Receivables Trust
Series 2005—1, Class A3
4.32%, 8/15/09 (a)	285	284,357

		336,245

Other—Fixed Rate—0.1%
DB Master Finance, LLC
Series 2006—1, Class A2
5.779%, 6/20/31 (a)(d)	100	100,533

Total Asset-Backed Securities
(cost $5,933,374)		5,809,834

GOVERNMENT-RELATED—NON-U.S. ISSUERS—3.6%
Sovereigns—3.6%
United Mexican States
5.625%, 1/15/17 (a)	1,776	1,753,800
7.50%, 1/14/12 (a)	550	588,500
Russian Federation
7.50%, 3/31/30 (a)(d)(e)	1,695	1,856,551

Total Government-Related—Non-U.S. Issuers (cost $4,200,088)		4,198,851

U.S. TREASURIES—3.1%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)	1,440	1,346,400
8.75%, 5/15/17 (a)	395	514,457
U.S. Treasury Notes
4.875%, 5/31/11 (a)	1,720	1,737,468

Total U.S. Treasuries (cost $3,503,966)		3,598,325

EMERGING MARKETS—NON-INVESTMENT GRADES—2.6%
Non Corporate Sectors—2.6%
Sovereign—2.6%
Republic of Brazil
8.25%, 1/20/34 (a)	1,405	1,650,875
Republic of Panama
8.875%, 9/30/27 (a)	225	275,062
9.375%, 4/01/29 (a)	225	290,250
Republic of Peru
7.35%, 7/21/25 (a)	510	552,075
Republic of Peru
8.75%, 11/21/33 (a)	250	316,250

Total Emerging Markets—Non-Investment Grades (cost $2,942,803)		3,084,512

MORTGAGE CMO’S—1.6%
Non-Agency Fixed Rate—1.1%
Countrywide Alternative Loan Trust
Series 2006—J8, Class A2
6.00%, 2/25/37 (a)	545	543,171
Morgan Stanley Mortgage Loan Trust
Series 2006—11, Class 1A2
6.354%, 8/25/36 (a)(c)	375	376,635
Residential Accredit Loans, Inc.
Series 2007—QS1, Class 1A1
6.00%, 1/25/37 (a)	400	401,956

		1,321,762

Non-Agency Adjustable Rate—0.4%
Countrywide Alternative Loan Trust
Series 2005—62, Class 2A1
6.027%, 12/25/35 (a)(b)	225	225,108
Series 2007—OA3, Class M1
5.63%, 4/25/47 (a)(b)	180	177,658
Washington Mutual, Inc.
Series 2005—AR2, Class 2A22
5.54%, 1/25/45 (a)(b)	23	23,464

		426,230

Agency Adjustable Rate—0.1%
Fannie Mae Grantor Trust
Series 2004—T5, Class AB4
5.776%, 5/28/35 (a)(b)	65	64,053

Total Mortgage CMO’s (cost $1,821,035)		1,812,045

CORPORATES—NON-INVESTMENT GRADES—1.3%
Industrial—0.9%
Basic—0.2%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(d)	110	100,650
Packaging Corp. of America
5.75%, 8/01/13 (a)	196	192,115

		292,765

Communications—Media—0.3%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	105	97,913
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	275	215,690
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	100	90,000

		403,603

Communications—Telecommunications—0.1%
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	60	57,600
Series B
7.50%, 2/15/14 (a)	35	33,600

		91,200

Consumer Cyclical—Automotive—0.1%
General Motors Corp.
8.25%, 7/15/23 (a)	130	105,950

Consumer Cyclical—Other—0.1%
MGM Mirage
8.375%, 2/01/11 (a)	95	96,187

Transportation—Services—0.1%
Hertz Corp.
8.875%, 1/01/14 (a)	90	90,000

		1,079,705

Financial Institutions—0.2%
Insurance—0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(d)	165	138,089

REITS—0.1%
American Real Estate
7.125%, 2/15/13 (a)(d)	30	28,200
Amr Real Estate Ptr/fin
7.125%, 2/15/13 (a)	40	37,600

		65,800

		203,889

Utility—0.2%
Electric—0.1%
NRG Energy, Inc.
7.25%, 2/01/14 (a)	15	14,475
7.375%, 2/01/16 (a)	90	86,850

		101,325

Natural Gas—0.1%
Williams Cos, Inc.
7.875%, 9/01/21 (a)	95	98,800

		200,125

Total Corporates—Non-Investment Grades (cost $1,610,804)		1,483,719

CORPORATES—0.5%
Gazprom
6.212%, 11/22/16 (a)(d) (cost $589,926)	605	576,141

	Shares

SHORT—TERM INVESTMENTS—8.5%
Investment Companies—8.5%
AllianceBernstein Fixed-Income Shares,
Inc.—Prime STIF Portfolio (f)
(cost $9,895,917)	9,895,917	9,895,917

Total Investments—108.1%
(cost $127,099,414)		125,854,681
Other assets less liabilities—(8.1)%		(9,378,264)

Net Assets—100.0%		$116,476,417

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$4,000	1/23/08	3 Month LIBOR	4.777%	$(13,418)
Lehman Brothers	2,000	12/04/11	3 Month LIBOR	4.850%	(26,347)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T—Bond		September
Futures	42	2007	$4,588,622	$4,622,625	$34,003
U.S. T—Note
10 Yr Futures	29	September 2007	3,094,256	3,115,234	20,978
U.S. T—Note 2		September
Yr Futures	1	2007	204,159	204,938	779

Sold Contracts
U.S. T—Note 5		September
Yr Futures	28	2007	2,918,919	2,953,125	(34,206)

					$21,554

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Japanese Yen settling 8/06/07	1,466,468	$12,034,091	$12,389,173	$(355,082)
Japanese Yen settling 8/06/07	9,894	83,444	83,587	(143)
Swedish Krona settling 9/07/07	8,739	1,299,481	1,299,395	86

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $106,628,664.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2007.
(c)	Variable rate coupon, rate shown as of July 31, 2007.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate market value of these securities amounted to $5,527,069 or 4.7% of net assets.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2007.
(f)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $63,180 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2007.

Currency Abbreviations:
JPY	-	Japanese Yen
SEK	-	Swedish Krona

Glossary:
LIBOR	-	London Interbank Offered Rates
TBA	-	To Be Announced

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 24, 2007